FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2015
Fair Value, by Balance Sheet Grouping [Table Text Block]
		January 31, 2015		January 31, 2014
		Carrying	Fair	Carrying	Fair
	Level	value	value	value	value

Cash and cash equivalents	Level 1	$590,925	$590,925	$2,615,966	$2,615,966
Short-term investments	Level 1	$477,606	$477,606	$-	$-
Receivables	Level 2	$4,848	$4,848	$4,238	$4,238
Loan receivable	Level 2	$-	$-	$260,000	$260,000
Accounts payable and accrued liabilities	Level 2	$127,696	$127,696	$247,303	$247,303
Convertible debenture	Level 2	$-	$-	$260,000	$260,000
Due to related parties	Level 2	$15,910	$15,910	$83,810	$83,810
Long term debt	Level 2	$28,546	$28,546	$34,966	$34,966

Foreign exchange risk [Table Text Block]
	Argentinian	CDN
	Peso (ARS)	Dollar ($)

Cash and cash equivalents	182,445	54,997
Short-term investments	4,128,905	-
Receivables	9,488	863
Accounts payable	(170,081)	(7,335)
Long term debt	(246,778)	-
Net exposure	3,903,979	48,525